<SEQUENCE>1
<FILENAME>2Q2012WestEnd13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  WestEnd Capital Management, LLC.

   Address:               201 Saint Charles Avenue, Suite 4312
                          New Orleans, LA 70170

   Form 13F File Number:  028-11430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Christen Hardy
   Title:                 Chief Compliance Officer
   Phone:                 (415) 856-0426

   Signature, Place, and Date of Signing:

     /s/ Christen Hardy           New Orleans, LA            08/14/12
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			44

Form 13F Information Value Total (thousands):		$75,892


List of Other Included Managers:			NONE

Form 13F-HR Information Table


				TITLE OF		    	VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS		CUSIP	   	(x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		--------- 	--------- 	--------   -------- --- ---- ------- ---------- -------- -------- --------
BAIDU COM  ADR 			SPON ADR REP A	056752108	19071	165867	SH	Sole			165867	0	0
BOEING CO			COM		097023105	963	12960	SH	Sole			12960	0	0
CHANGYOU COM LTD ADR F
SPONSORED ADR			ADS REP CL A	15911M107	935	44290	SH	Sole			44290	0	0
CHINA LODGING GROUP ADRF
SPONSORED ADR			SPONSORED ADR	16949N109	128	10861	SH	Sole			10861	0	0
CHINA UNICOM LTD SPONS ADR	SPONSORED ADR	16945R104	173	13800	SH	Sole			13800	0	0
COCA COLA CO			COM		191216100	264	3350	SH	Sole			3350	0	0
COMCAST CORP CL A		CL A		20030N101	297	9250	SH	Sole			9250	0	0
CONOCOPHILLIPS			COM		20825C104	583	10435	SH	Sole			10435	0	0
CTRIP.COM INTL LTD AMERICAN
DEP SHS				AMERICAN DEP
				SHS		22943F100	2879	171800	SH	Sole			171800	0	0
DEMAND MEDIA INC COMUSD0.0001	COM		24802N109	1711	152785	SH	Sole			152785	0	0
DEVON ENERGY CORP 		COM		25179M103	805	13885	SH	Sole			13885	0	0
E HOUSE CHINA HLDGS LTD ADR	ADR		26852W103	209	37945	SH	Sole			37945	0	0
EXPRESS SCRIPTS INC 		COM		30219G108	241	4322	SH	Sole			4322	0	0
EXXON MOBIL CORP		COM		30231G102	1200	14019	SH	Sole			14019	0	0
GENERAL ELECTRIC CO		COM		369604103	317	15122	SH	Sole			15122	0	0
HOME INNS & HOTELS MGMT INC
SPONSORED			SPON ADR	43713W107	1457	64315	SH	Sole			64315	0	0
INTREPID POTASH			COM		46121Y102	1109	48725	SH	Sole			48725	0	0
JOHNSON & JOHNSON		COM		478160104	296	4380	SH	Sole			4380	0	0
LINKEDIN CORPORATION		COM CL A	53578A108	4267	40157	SH	Sole			40157	0	0
MAKEMYTRIP LIMITED F 		SHS		V5633W109	1394	84845	SH	Sole			84845	0	0
MAXLINEAR INC CL A		CL A		57776J100	131	26413	SH	Sole			26413	0	0
MCDERMOTT INTL INC		COM		580037109	429	38522	SH	Sole			38522	0	0
MELCO PBL ENTMNT LTDADR		ADR		585464100	3920	340300	SH	Sole			340300	0	0
MERCK & CO INC			COM		58933Y105	221	5229	SH	Sole			5229	0	0
MONSANTO CO 			COM		61166W101	2586	31235	SH	Sole			31235	0	0
MOSAIC CO			COM		61945C103	3540	64650	SH	Sole			64650	0	0
OREXIGEN THERAPEUTICS INC	COM		686164104	55	10000	SH	Sole			10000	0	0
PERFUMANIA HLDGS INCCOM		COM NEW		71376C100	5936	716032	SH	Sole			716032	0	0
PETROLEO BRASILEIRO SA
PETROBRAS			SPONSORED ADR	71654V408	247	13150	SH	Sole			13150	0	0
POLO RALPH LAUREN CL A CLASS A	CL A		751212101	305	2170	SH	Sole			2170	0	0
POTASH CORP SASK INC		COM		73755L107	1196	27366	SH	Sole			27366	0	0
REGIONS FINANCIAL CORP NEW	COM		7591ep100	116	17134	SH	Sole			17134	0	0
RENREN INC SPONSOREDADR RESPTG
CL A				SPONSORED ADR	759892102	858	190200	SH	Sole			190200	0	0
RICKS CABARET INTL INC COM NEW	CALL		765641303	746	86045	SH	Sole			86045	0	0
SINA CORPORATION 		ORD		G81477104	4667	90075	SH	Sole			90075	0	0
SOUFUN HOLDINGS LIMITED		ADR		836034108	4702	297380	SH	Sole			297380	0	0
SPLUNK INC COM			COM		848637104	1737	61811	SH	Sole			61811	0	0
STONE ENERGY CORP		COM		861642106	404	15950	SH	Sole			15950	0	0
SYNTEL INC			COM		87162H103	213	3500	SH	Sole			3500	0	0
VALEANT PHARMACEUTICALS		COM		91911K102	271	6054	SH	Sole			6054	0	0
VARIAN MED SYS INC		COM		92220P105	218	3580	SH	Sole			3580	0	0
WALT DISNEY CO			COM DISNEY	254687106	875	18040	SH	Sole			18040	0	0
YANDEX N.V. COM USD0.01 CL A	SHS CLASS A	N97284108	1809	94950	SH	Sole			94950	0	0
YOUKU COM INC SPONSORED ADR	SPONSORED ADR	98742U100	2411	111212	SH	Sole			111212	0	0
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